PREPAYMENTS AND OTHER CURRENT ASSETS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
Credit loss expense (reversal) related to other receivables	$ (26,702)	$ 27,270	$ (219)
Impairment losses related to property held	16,583	$ 2,039	$ 6,240
Allowance for credit losses	$ 26,700